Borrowings And Other Financings (Long-Term Senior Notes) (Narrative) (Detail)	1 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended		1 Months Ended	3 Months Ended		12 Months Ended		1 Months Ended
	Mar. 31, 2011 7.625% Senior Notes, Due September 2021 USD ($)	Dec. 31, 2011 7.625% Senior Notes, Due September 2021	Dec. 31, 2011 4.59% Senior Notes, Due 2015 Genworth Canada		Dec. 31, 2010 4.59% Senior Notes, Due 2015 Genworth Canada CAD	Nov. 30, 2010 7.20% Senior Notes, Due 2021 USD ($)	Dec. 31, 2011 7.20% Senior Notes, Due 2021		Jun. 30, 2010 7.70% Senior Notes, Due 2020 USD ($)	Dec. 31, 2011 7.70% Senior Notes, Due 2020 USD ($)		Dec. 31, 2011 5.68% Senior Notes, Due 2020 Genworth Canada		Jun. 30, 2010 5.68% Senior Notes, Due 2020 Genworth Canada CAD	Jun. 30, 2007 5.65% Senior Notes, Due 2012 USD ($)	Dec. 31, 2011 5.65% Senior Notes, Due 2012		Dec. 31, 2009 5.65% Senior Notes, Due 2012 USD ($)	Dec. 31, 2011 5.23% Senior Notes, Due June 2009	Dec. 31, 2009 5.23% Senior Notes, Due June 2009 USD ($)	Mar. 31, 2009 4.75% Senior Notes, Due June 2009 USD ($)	Dec. 31, 2009 4.75% Senior Notes, Due June 2009 USD ($)	Dec. 31, 2011 4.75% Senior Notes, Due June 2009	Dec. 31, 2009 8.625% Senior Notes, Due 2016 USD ($)	Dec. 31, 2011 8.625% Senior Notes, Due 2016		May 31, 2008 6.515% Senior Notes, Due May 2018 USD ($)	Dec. 31, 2011 6.515% Senior Notes, Due May 2018	Sep. 30, 2005 4.95% Senior Notes, Due 2015 USD ($)	Dec. 31, 2011 4.95% Senior Notes, Due 2015		Jun. 30, 2004 Senior Notes due In Two Thousand Nine Two Thousand Fourteen and Two Thousand Thirty Four USD ($)	Dec. 31, 2011 Senior Notes due in Two Thousand Nine	Jun. 30, 2004 Senior Notes due in Two Thousand Nine	Dec. 31, 2011 Senior Notes Due In 2014	Jun. 30, 2004 Senior Notes Due In 2014	Dec. 31, 2011 Senior Notes Due In 2034	Jun. 30, 2004 Senior Notes Due In 2034	Jun. 30, 2001 GEFAHI Senior Notes JPY (¥)	Jun. 30, 2011 GEFAHI Senior Notes USD ($)	Jun. 30, 2011 GEFAHI Senior Notes JPY (¥)	Dec. 31, 2011 GEFAHI Senior Notes	Dec. 31, 2004 GEFAHI Senior Notes JPY (¥)	Jun. 30, 2011 GEFAHI Senior Notes Cross Currency Swap USD ($)	Jun. 30, 2001 GEFAHI Senior Notes Cross Currency Swap USD ($)
Debt Instrument [Line Items]
Issued notes, aggregate principal amount	$ 400,000,000				150,000,000	$ 400,000,000			$ 400,000,000					275,000,000	$ 350,000,000									$ 300,000,000			$ 600,000,000		$ 350,000,000			$ 1,900,000,000							¥ 60,000,000,000
Interest Rate		7.625%	4.59%	[1]			7.20%	[2]		7.70%	[2]	5.68%	[1]			5.65%	[2]		5.23%				4.75%		8.625%	[2]		6.515%		4.95%	[2]
Issued senior notes, net proceeds	397,000,000					396,000,000			397,000,000						349,000,000									298,000,000			597,000,000		348,000,000										59,900,000,000
Senior notes redemption option, percentage of principal	100.00%
Issues senior notes, maturity date			2015	[1]			2021	[2]		2020	[2]	2020	[1]			2012	[2]		May 2009						2016	[2]		May 2018		2015	[2]		2009		2014		2034					June 2011
Outstanding borrowings repaid under each five-year revolving credit facility										100,000,000
Repurchase of senior notes																		128,000,000			79,000,000
Pre-tax gain on repurchase of senior notes																		5,000,000
Repayment of senior notes															500,000,000					329,000,000		331,000,000																			57,000,000,000
Issued senior notes, effective interest rates																																		4.48%		5.51%		6.35%
Net repayment of senior notes																																								491,000,000
Senior notes retired																																											3,000,000,000
Derivative, notional amount																																													491,000,000
Swap arrangements, interest rate per annum																																													4.84%
Proceeds from derivative counterparty upon swap maturity																																												$ 212,000,000

[1]	Senior notes issued by our majority-owned subsidiary, Genworth MI Canada Inc. ("Genworth Canada").
[2]	We have the option to redeem all or a portion of the senior notes at any time with proper notice to the note holders at a price equal to the greater of 100% of principal or the sum of the present value of the remaining scheduled payments of principal and interest discounted at the then-current treasury rate plus an applicable spread.